Expense Example, No Redemption - PIMCO Investment Grade Credit Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	465	657	865	1,464	170	526	907	1,976